Derivative instruments	12 Months Ended
Dec. 31, 2011
Derivative instruments

6. Derivative instruments

In September 2009, the Group and two third parties formed Acorn Hong Kong for the purpose of establishing business alliance relationship with and invest in a Japanese company listed on JASDAQ securities exchange. The Group and the other two parties each held 51.0%, 19.5% and 29.5% equity interests in Acorn Hong Kong, respectively. As the Group held controlling interests in Acorn Hong Kong, the Group consolidated Acorn Hong Kong since its inception. In November 2009, Acorn Hong Kong purchased 950,000 ordinary shares and 450 share options each to subscribe for 1,000 ordinary shares of the Japanese company for cash consideration of $1,541,142. Acorn Hong Kong held less than 20% of the equity interests of the Japanese company and does not have the ability to exercise significant influence in the operations of the Japanese company. The Group recorded the investment in 950,000 ordinary shares as an available-for-sale security (refer to Note 5). The 450 share options are fully vested, non-forfeitable, and exercisable in three years. The Group recorded $185,818 for the original estimated fair value of the share options in other long-term assets. The share options are considered a derivative instrument and are therefore marked to market at the end of each reporting period based on the market price of the underlying ordinary shares. The share options were valued at $215,192 and $243,914 as of December 31, 2009 and 2010. Accordingly, the Group recorded a gain of $29,374 and $28,722 due to changes in the fair value of the derivative as an increase in other long-term assets and other income in 2009 and 2010, respectively (refer to Note 7 for disclosure of the method and assumptions used in determining the fair value of the share options).

On November 16, 2011, the Group disposed all its investments in 450 share options of the Japanese company listed on JASDAQ securities exchange, for cash of JPY450 ($6 USD equivalent). The loss on the disposal of the investments of 450 share options in 2011 was $243,908. This represented the difference between the price sold and the fair value of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.

The Group’s investment in Note B contained an embedded derivative instrument that is linked to an equity index and an interest rate index. The embedded derivative has been bifurcated and accounted for at fair value with changes in the fair value recorded in the consolidated statements of operations. On the date when Note B was issued, the Group recorded $5,287,940 initial estimated fair value of the embedded derivative in long-term investments on the consolidated balance sheet. The embedded derivative was valued at $677,310 and $848,000 as of December 31, 2009 and 2010, respectively. In 2009, the Group recorded losses due to changes in the fair value of the embedded derivative of $1,335,630, which were included in the other expenses in the consolidated statements of operations. In 2010, the Group recorded gains due to changes in the fair value of the embedded derivative of $170,690, which were included in the other income in the consolidated statement of operations (refer to Note 7 for disclosure of the method and assumptions used in determining the fair value of the embedded derivative).

On July 28, 2011, Note B was disposed by the Group with cash consideration of US$7,120,000 which was received on August 3, 2011. The loss on the disposal of the embedded derivative instrument contained in Note B in 2011 was $255,453. This represented the difference between the price sold and the fair value of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.